Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	ING MUTUAL FUNDS
Central Index Key	0000895430
Amendment Flag	false
Document Creation Date	Jun 6, 2012
Document Effective Date	Jun 6, 2012
Prospectus Date	Feb 29, 2012

ING MUTUAL FUNDS

ING Diversified International Fund (“Fund”)

Supplement dated June 6, 2012

to the Fund’s Class A, Class B, Class C, Class I,

Class O, Class R and Class W Prospectus

dated February 29, 2012 (“Prospectus”)

Effective May 1, 2012, the Fund’s target allocations were revised.  Effective immediately, the Fund’s Prospectus is revised as follows:

The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a combination of other ING Funds (“Underlying Funds”) that, in turn, invest in foreign equity securities of issuers located in a number of different countries, other than the United States. The Fund seeks to diversify its holdings internationally by including Underlying Funds that invest in companies of all market capitalizations; Underlying Funds that invest using a growth, value, or blend style, and Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets. The Fund may invest in derivative instruments, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash. The Fund may hold cash and cash equivalents. The Fund’s current approximate target allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these target allocations are as of the date of this Prospectus, the actual allocations of the Fund’s assets may deviate from the percentages shown: international core - 40%; international growth - 20%; international value - 20%; international small cap - 5%; and emerging markets - 15%. The Target Allocations are measured with reference to the primary strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary strategy.

The Fund may also allocate to international real estate in the future.  There can be no assurance that this allocation will occur.

The Fund may be rebalanced periodically to return to the target allocation, and inflows and outflows may be managed to attain the target allocation. The Fund’s target allocation may be changed, at any time, in accordance with the Fund’s asset allocation process. The Fund may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocations. The adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	imf_SupplementTextBlock

ING MUTUAL FUNDS

ING Diversified International Fund (“Fund”)

Supplement dated June 6, 2012

to the Fund’s Class A, Class B, Class C, Class I,

Class O, Class R and Class W Prospectus

dated February 29, 2012 (“Prospectus”)

Effective May 1, 2012, the Fund’s target allocations were revised.  Effective immediately, the Fund’s Prospectus is revised as follows:

The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a combination of other ING Funds (“Underlying Funds”) that, in turn, invest in foreign equity securities of issuers located in a number of different countries, other than the United States. The Fund seeks to diversify its holdings internationally by including Underlying Funds that invest in companies of all market capitalizations; Underlying Funds that invest using a growth, value, or blend style, and Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets. The Fund may invest in derivative instruments, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash. The Fund may hold cash and cash equivalents. The Fund’s current approximate target allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these target allocations are as of the date of this Prospectus, the actual allocations of the Fund’s assets may deviate from the percentages shown: international core - 40%; international growth - 20%; international value - 20%; international small cap - 5%; and emerging markets - 15%. The Target Allocations are measured with reference to the primary strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary strategy.

The Fund may also allocate to international real estate in the future.  There can be no assurance that this allocation will occur.

The Fund may be rebalanced periodically to return to the target allocation, and inflows and outflows may be managed to attain the target allocation. The Fund’s target allocation may be changed, at any time, in accordance with the Fund’s asset allocation process. The Fund may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocations. The adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imf_SupplementTextBlock

ING MUTUAL FUNDS

ING Diversified International Fund (“Fund”)

Supplement dated June 6, 2012

to the Fund’s Class A, Class B, Class C, Class I,

Class O, Class R and Class W Prospectus

dated February 29, 2012 (“Prospectus”)

Effective May 1, 2012, the Fund’s target allocations were revised.  Effective immediately, the Fund’s Prospectus is revised as follows:

The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a combination of other ING Funds (“Underlying Funds”) that, in turn, invest in foreign equity securities of issuers located in a number of different countries, other than the United States. The Fund seeks to diversify its holdings internationally by including Underlying Funds that invest in companies of all market capitalizations; Underlying Funds that invest using a growth, value, or blend style, and Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets. The Fund may invest in derivative instruments, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash. The Fund may hold cash and cash equivalents. The Fund’s current approximate target allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these target allocations are as of the date of this Prospectus, the actual allocations of the Fund’s assets may deviate from the percentages shown: international core - 40%; international growth - 20%; international value - 20%; international small cap - 5%; and emerging markets - 15%. The Target Allocations are measured with reference to the primary strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary strategy.

The Fund may also allocate to international real estate in the future.  There can be no assurance that this allocation will occur.

The Fund may be rebalanced periodically to return to the target allocation, and inflows and outflows may be managed to attain the target allocation. The Fund’s target allocation may be changed, at any time, in accordance with the Fund’s asset allocation process. The Fund may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocations. The adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other ING Funds (“Underlying Funds”) that, in turn, invest in foreign equity securities of issuers located in a number of different countries, other than the United States. The Fund seeks to diversify its holdings internationally by including Underlying Funds that invest in companies of all market capitalizations; Underlying Funds that invest using a growth, value, or blend style, and Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets. The Fund may invest in derivative instruments, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash. The Fund may hold cash and cash equivalents. The Fund’s current approximate target allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these target allocations are as of the date of this Prospectus, the actual allocations of the Fund’s assets may deviate from the percentages shown: international core - 40%; international growth - 20%; international value - 20%; international small cap - 5%; and emerging markets - 15%. The Target Allocations are measured with reference to the primary strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary strategy.

The Fund may also allocate to international real estate in the future.  There can be no assurance that this allocation will occur.

The Fund may be rebalanced periodically to return to the target allocation, and inflows and outflows may be managed to attain the target allocation. The Fund’s target allocation may be changed, at any time, in accordance with the Fund’s asset allocation process. The Fund may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocations. The adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2012